Note 12 - Other Borrowed Money (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Long-term Debt Instruments [Table Text Block]
	20 1 8	2017

Federal Home Loan Bank Advances	$44,000,000	$46,000,000
Other Borrowings	-	1,500,000
	$44,000,000	$47,500,000

Schedule of Maturities of Long-term Debt [Table Text Block]
Year	Amount

2019	$5,000,000
2020	2,500,000
2021	-
2022	18,000,000
2023	6,000,000
2024 and Thereafter	12,500,000

$44,000,000